Fair Value Measurements (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2019
Asset Retirement Obligations, Noncurrent		$ 9.4	$ 15.1		$ 9.5
Unrealized gains and immaterial losses on Master Trust assets in AOCI, after tax		0.0	0.4	$ 0.2
Asset Retirement Obligation, Revision of Estimate		2.6	$ 0.1
Proceeds from Sale of Debt Securities, Available-for-sale		0.5
AvailableForSaleSecuritiesGross Realized Gains Losses Sale Proceeds Net of Tax		0.4
AOCI reclassed to Retained Earnings before tax	$ 1.6
AOCI reclassed to Retained Earnings, net of tax	$ 1.0	$ (1.0)